Property, Plant and Equipment - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Depreciation	$ 9,615	$ 8,472	$ 7,778
Part of selling, general and administrative expenses	$ 2,259	$ 1,391	$ 712